Other payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Payroll payables	4,743,336	4,993,374	697,535
Other payables	2,909,861	4,255,119	594,407
Total	7,653,197	9,248,493	1,291,942